UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
November 4, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total: $219,752 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     7174   105015 SH       SOLE                105015
ABB Ltd.                       ADR       000375204     5543   285700 SH       SOLE                285700
AFLAC Inc.                     COM       001055102      394     6710 SH       SOLE                  6710
AT&T Corp                      COM       00206R102      203     7282 SH       SOLE                  7282
America Movil- Series L        ADR       02364W105     7284   157123 SH       SOLE                157123
Anheuser Busch Inc             COM       035229103      861    13276 SH       SOLE                 13276
Apache Corp.                   COM       037411105     6586    63161 SH       SOLE                 63161
BP PLC                         ADR       055622104      518    10329 SH       SOLE                 10329
Becton Dickinson & Co.         COM       075887109     6691    80782 SH       SOLE                 80782
Berkshire Hathaway Class B     COM       084670207     9164     2085 SH       SOLE                  2085
Best Buy Co.                   COM       086516101     5220   139191 SH       SOLE                139191
ChevronTexaco Corp             COM       166764100      344     4175 SH       SOLE                  4175
China Mobile Hong Kong Ltd     ADR       16941M109     5009   100025 SH       SOLE                100025
Cisco Systems, Inc.            COM       17275R102     7864   348571 SH       SOLE                348571
Coca Cola Co.                  COM       191216100     5238    99055 SH       SOLE                 99055
Comcast Corp Cl A              COM       20030N101     4746   241758 SH       SOLE                241758
Danaher Corporation            COM       235851102     7245   104392 SH       SOLE                104392
Diageo Plc                     ADR       25243Q205     6209    90175 SH       SOLE                 90175
Dover Corp.                    COM       260003108     1028    25345 SH       SOLE                 25345
EMC Corp.                      COM       268648102     4785   400455 SH       SOLE                400455
Eli Lilly Co Inc               COM       532457108      247     5610 SH       SOLE                  5610
Exxon Mobil Corporation        COM       30231G102     1460    18805 SH       SOLE                 18805
Fiserv Inc.                    COM       337738108     8555   180795 SH       SOLE                180795
Fomento Economico Mexico S.A.B ADR       344419106     6488   170110 SH       SOLE                170110
General Electric               COM       369604103     5126   201027 SH       SOLE                201027
Google                         COM       38259P508     3896     9734 SH       SOLE                  9734
ITT Industries                 COM       450911102      944    16973 SH       SOLE                 16973
International Business Machine COM       459200101      508     4344 SH       SOLE                  4344
JP Morgan Chase & Co.          COM       46625H100      373     7988 SH       SOLE                  7988
Johnson & Johnson              COM       478160104     8371   120835 SH       SOLE                120835
Johnson Controls Inc.          COM       478366107     5387   177600 SH       SOLE                177600
Kansas City Southern Industrie COM       485170302     6874   154950 SH       SOLE                154950
MasterCard                     COM       57636Q104     5163    29115 SH       SOLE                 29115
Medtronic, Inc.                COM       585055106     8182   163307 SH       SOLE                163307
Novartis AG                    ADR       66987V109     9389   177821 SH       SOLE                177821
Petroleo Brasileiro S.A.       ADR       71654V101     5192   138740 SH       SOLE                138740
Pfizer                         COM       717081103      242    13150 SH       SOLE                 13150
Procter & Gamble               COM       742718109      433     6213 SH       SOLE                  6213
Sasol LTD                      ADR       803866300     5871   138168 SH       SOLE                138168
Staples Inc.                   COM       855030102     5969   265300 SH       SOLE                265300
Stryker                        COM       863667101      271     4350 SH       SOLE                  4350
Target Corp.                   COM       87612E106     9921   202268 SH       SOLE                202268
Toyota Motor Co                ADR       892331307     4540    52910 SH       SOLE                 52910
United Parcel Service          COM       911312106     5802    92262 SH       SOLE                 92262
Wal-Mart Stores                COM       931142103     1186    19800 SH       SOLE                 19800
Walgreen Co                    COM       931422109     4412   142518 SH       SOLE                142518
Wells Fargo                    COM       949746101    10194   272211 SH       SOLE                272211
Zimmer Holdings Inc            COM       98956P102     5650    87523 SH       SOLE                 87523